Supplemental Guarantor Condensed Consolidated Financial Statements - Schedule of Condensed Consolidating Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 38,225	$ 38,169	$ 39,323	$ 38,132	$ 44,611	$ 30,483
Accounts receivable, net	160,156	158,982		145,523
Inventories, net	143,801	128,699		94,460
Deferred tax assets, net	43,770	43,458		48,061
Prepaid expenses and other current assets	23,134	18,791		23,419
Total current assets	409,086	388,099		349,595
Property and equipment, net	104,930	107,108		93,660
Goodwill	1,229,941	1,228,778		1,188,887	1,191,497
Intangible assets, net	1,059,936	1,132,694		1,110,841
Other assets	48,148	38,181		36,807
Total assets	2,852,041	2,894,860		2,779,790
Current liabilities:
Accounts payable	58,075	57,926		48,947
Current portion of debt and capital lease obligations	8,614	8,820		8,821
Other current liabilities	130,917	102,699		97,287
Total current liabilities	197,606	169,445		155,055
Long-term debt and capital lease obligations	2,156,863	2,159,091		1,816,291
Deferred tax liabilities, net	251,284	252,194		289,913
Other long-term liabilities	15,187	16,174		11,712
Total liabilities	2,620,940	2,596,904		2,272,971
Noncontrolling interests	2,742	2,143		2,680
Total membership equity	228,359	295,813		504,139
Total liabilities and equity	2,852,041	2,894,860		2,779,790
DJOFL
Current assets:
Cash and cash equivalents	20,513	13,773	15,275	16,601	6,999
Prepaid expenses and other current assets	29	160		162
Total current assets	20,542	13,933		16,763
Investment in subsidiaries	1,297,699	1,297,699		1,296,776
Intercompany receivables	1,077,460	1,138,947		1,003,751
Other assets	42,859	33,971		34,115
Total assets	2,438,560	2,484,550		2,351,405
Current liabilities:
Current portion of debt and capital lease obligations	8,608	8,782		8,782
Other current liabilities	44,730	20,864		22,234
Total current liabilities	53,338	29,646		31,016
Long-term debt and capital lease obligations	2,156,863	2,159,091		1,816,250
Total liabilities	2,210,201	2,188,737		1,847,266
Total membership equity	228,359	295,813		504,139
Total liabilities and equity	2,438,560	2,484,550		2,351,405
Guarantor
Current assets:
Cash and cash equivalents	1,680	1,778	(189)	621	17,389	14,373
Accounts receivable, net	125,112	125,097		112,250
Inventories, net	119,944	97,516		75,929
Deferred tax assets, net	43,502	43,190		47,805
Prepaid expenses and other current assets	18,558	15,001		18,199
Total current assets	308,796	282,582		254,804
Property and equipment, net	93,240	94,904		85,856
Goodwill	1,150,269	1,150,269		1,108,703
Intangible assets, net	1,031,162	1,101,314		1,074,388
Investment in subsidiaries	1,686,366	1,686,366		1,663,969
Other assets	3,657	2,655		1,177
Total assets	4,273,490	4,318,090		4,188,897
Current liabilities:
Accounts payable	48,397	47,049		40,893
Current portion of debt and capital lease obligations	6	38		39
Other current liabilities	58,817	56,509		52,150
Total current liabilities	107,220	103,596		93,082
Long-term debt and capital lease obligations				41
Deferred tax liabilities, net	241,888	242,237		277,135
Intercompany payables, net	863,971	996,889		825,647
Other long-term liabilities	13,712	14,689		10,160
Total liabilities	1,226,791	1,357,411		1,206,065
Total membership equity	3,046,699	2,960,679		2,982,832
Total liabilities and equity	4,273,490	4,318,090		4,188,897
Non-Guarantors
Current assets:
Cash and cash equivalents	16,056	22,617	24,226	20,910	20,223	16,110
Accounts receivable, net	35,044	33,885		33,273
Inventories, net	29,628	20,719		29,611
Deferred tax assets, net	268	268		402
Prepaid expenses and other current assets	4,035	3,186		2,418
Total current assets	85,031	80,675		86,614
Property and equipment, net	12,270	13,070		13,357
Goodwill	108,413	107,344		109,693
Intangible assets, net	28,774	31,380		36,453
Investment in subsidiaries	78,501	72,514		127,148
Other assets	1,636	1,557		1,479
Total assets	314,625	306,540		374,744
Current liabilities:
Accounts payable	9,667	10,872		8,054
Other current liabilities	26,259	24,805		20,263
Total current liabilities	35,926	35,677		28,317
Deferred tax liabilities, net	9,923	9,957		11,657
Intercompany payables, net	142,934	142,058		178,104
Other long-term liabilities	1,475	1,485		1,552
Total liabilities	190,258	189,177		219,630
Noncontrolling interests	2,742	2,143		2,680
Total membership equity	121,625	115,220		152,434
Total liabilities and equity	314,625	306,540		374,744
Eliminations
Current assets:
Cash and cash equivalents	(24)	1	11
Inventories, net	(5,771)	10,464		(11,080)
Deferred tax assets, net				(146)
Prepaid expenses and other current assets	512	444		2,640
Total current assets	(5,283)	10,909		(8,586)
Property and equipment, net	(580)	(866)		(5,553)
Goodwill	(28,741)	(28,835)		(29,509)
Investment in subsidiaries	(3,062,566)	(3,056,579)		(3,087,893)
Intercompany receivables	(1,077,460)	(1,138,947)		(1,003,751)
Other assets	(4)	(2)		36
Total assets	(4,174,634)	(4,214,320)		(4,135,256)
Current liabilities:
Accounts payable	11	5
Other current liabilities	1,111	521		2,640
Total current liabilities	1,122	526		2,640
Deferred tax liabilities, net	(527)			1,121
Intercompany payables, net	(1,006,905)	(1,138,947)		(1,003,751)
Total liabilities	(1,006,310)	(1,138,421)		(999,990)
Total membership equity	(3,168,324)	(3,075,899)		(3,135,266)
Total liabilities and equity	$ (4,174,634)	$ (4,214,320)		$ (4,135,256)